Subsequent Events (Details)			1 Months Ended					9 Months Ended	12 Months Ended
	Mar. 08, 2018 USD ($) shares	Oct. 09, 2017 USD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 23, 2018 USD ($)	Dec. 29, 2017 USD ($) shares	Oct. 25, 2017 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Feb. 23, 2018 EUR (€)
Subsequent Events (Textual)
Restricted common stock, value | $	$ 14,840	$ 119,746				$ 53,214	$ 11,886
Restricted common stock issued, shares	23,744	142,919				77,008	11,886		12,500
Stock options vested									100,000
Stock options, granted									220,000
Line of credit amount					$ 368,982						€ 300,000
Interest rate					1.25%
Line of credit , description					The 300,000 will be available for drawdown through April 30, 2018 at which point the facility will be reduced to 200,000 and further reduced 100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of 300,000.
Common stock value issuances for services | $									$ 610,893	$ 171,752
Chief Commercialization Officer [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options				57,000
Exercise price, granted | $ / shares				$ 0.76
Number of options vest in equal monthly amount				12,855
Chief Financial Officer [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options				40,000
Exercise price, granted | $ / shares				$ 0.76
Number of options vest in equal monthly amount				9,021
Daniel Powell [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options				11,000
Exercise price, granted | $ / shares				$ 0.76
Number of options vest in equal monthly amount				2,481
Common stock value issuances for services | $								$ 8,160
Director [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares			12,500
Options exercise price | $ / shares			$ 0.865
Fair value of the options | $			$ 3,596
Option grant expires, period			4 years
Second Director [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares			12,500
Options exercise price | $ / shares			$ 0.865
Fair value of the options | $			$ 3,596
Option grant expires, period			4 years
Incentive stock options [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares				46,200
Options exercise price | $ / shares				$ 0.76
Stock options vested				31,200
Stock options, granted				15,000
Fair value of the options | $				$ 10,420